Reconciliation of Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 15,730	$ 14,203	$ 14,203
Deemed distributions(1)	(19)		(20)
Participant withdrawals payable	(10)		(9)
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	(12)		(33)
Net assets available for benefits per Form 5500	15,689		$ 14,141
Net increase	1,527
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	1
Participant withdrawals payable	(1)
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	21
Net income per Form 5500	$ 1,548